Share-based awards (Tables)	12 Months Ended
Mar. 31, 2026
Share-based awards
Schedule of share-based compensation expense by function

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Cost of revenue	3,012	2,162	2,023
Product development expenses	7,623	6,700	6,016
Sales and marketing expenses	2,265	2,137	2,321
General and administrative expenses	5,646	4,578	4,461
	18,546	15,577	14,821

RSUs
Share-based awards
Summary of changes in the RSUs

A summary of the changes in the RSUs relating to ordinary shares granted by the Company under the 2014 Plan during the year ended March 31, 2026 is as follows:

		Weighted-
		average
	Number	grant date
	of RSUs (iii)	fair value
		US$
Awarded and unvested as of April 1, 2025	44,859,478	100.65
Vested	(18,702,211)	115.81
Canceled/forfeited	(2,434,911)	90.22
Awarded and unvested as of March 31, 2026 (i)	23,722,356	89.76
Expected to vest as of March 31, 2026 (ii)	21,143,315	90.20

A summary of the changes in the RSUs relating to ordinary shares granted by the Company under the 2024 equity incentive plans during the year ended March 31, 2026 is as follows:

		Weighted-
		average
	Number	grant date
	of RSUs (iv)	fair value
		HK$
Awarded and unvested as of April 1, 2025	9,435,535	123.53
Granted	78,651,801	122.32
Vested	(13,153,093)	121.32
Canceled/forfeited	(3,367,614)	118.01
Awarded and unvested as of March 31, 2026 (i)	71,566,629	122.86
Expected to vest as of March 31, 2026 (ii)	63,604,272	123.08

(i)
No outstanding RSUs will be vested after the expiry of a period of up to ten years from the date of grant.
(ii)
RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.
(iii)
Eight ordinary shares are issuable upon the vesting or the exercise of one share-based award under the 2014 Plan.
(iv)
One ordinary share is issuable upon the vesting or the exercise of one share-based award under the 2024 equity incentive plans.

Options
Share-based awards
Summary of changes in the share options

A summary of the changes in the share options relating to ordinary shares granted by the Company under the 2014 Plan during the year ended March 31, 2026 is as follows:

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options (iii)	price	life
		US$	(in years)
Outstanding as of April 1, 2025	6,635,667	88.89	4.5
Exercised	(2,007,667)	72.78	—
Canceled/forfeited	(1,000,000)	182.48	—
Outstanding as of March 31, 2026	3,628,000	72.00	5.2
Vested and exercisable as of March 31, 2026 (i)	2,173,000	71.86	3.9
Vested and expected to vest as of March 31, 2026 (ii)	3,628,000	72.00	5.2

A summary of the changes in the share options relating to ordinary shares granted by the Company under the 2024 equity incentive plans during the year ended March 31, 2026 is as follows:

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options (iv)	price	life
		HK$	(in years)
Outstanding as of April 1, 2025	2,933,332	68.00	5.9
Granted	25,439,998	130.92	9.4
Outstanding as of March 31, 2026	28,373,330	124.41	8.9
Vested and exercisable as of March 31, 2026 (i)	—	—	—
Vested and expected to vest as of March 31, 2026 (ii)	28,068,375	125.03	9.0

Schedule of fair value assumptions

	Year ended March 31,
	2024	2025	2026
Risk-free interest rate (i)	4.50%	3.36% - 4.49%	2.16% - 2.71%
Expected dividend yield (ii)	0%	0%	0%
Expected life (years) (iii)	6.50	4.45 - 4.75	4.45 - 7.50
Expected volatility (iv)	44.80%	48.51% - 49.44%	49.18% - 51.78%

(i)
Risk-free interest rate is based on the risk-free yields with maturities similar to the expected life of the share options in effect on the measurement date.
(ii)
For the share options granted during the years ended March 31, 2024, 2025 and 2026, expected dividend yield is nil as the Company decided to pay upon the exercise of such share options in an amount equivalent to the dividends as detailed in Note 31 to the participants.
(iii)
Expected life of share options is based on management’s estimate on timing of exercise of share options.
(iv)
Expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected life of each grant.